GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL
Schedule of goodwill

	As of December 31,
	2021	2020
Argentina(1)	378,347	378,322
Abroad (2)	873	1,912
Total goodwill	379,220	380,234

(1)	The variation with respect to the balance as of December 31, 2020 corresponds to the acquisition of shareholdings (Note 3.d.1.b) and results from the impairment of fixed assets.
(2)	The decrease with respect to the balance as of December 31, 2020 corresponds to the effects of currency translation and results from impairment of fixed assets (Note 3.l).